Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Mid Cap Value Fund

October 31, 2019

ZMV-QTLY-1219
1.9881565.102

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
COMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 1.5%
GCI Liberty, Inc. (a)	4,351	$304,483
Media - 2.2%
Liberty Global PLC Class C (a)	7,806	186,329
Nexstar Broadcasting Group, Inc. Class A	2,528	245,949
		432,278

TOTAL COMMUNICATION SERVICES		736,761

CONSUMER DISCRETIONARY - 9.0%
Distributors - 1.5%
LKQ Corp. (a)	8,454	287,351
Hotels, Restaurants & Leisure - 0.3%
Eldorado Resorts, Inc. (a)	1,111	49,739
Household Durables - 1.3%
Mohawk Industries, Inc. (a)	1,846	264,679
Internet & Direct Marketing Retail - 1.3%
eBay, Inc.	7,126	251,192
Leisure Products - 0.8%
Mattel, Inc. (a)	13,482	160,975
Specialty Retail - 0.9%
Lowe's Companies, Inc.	1,509	168,419
Textiles, Apparel & Luxury Goods - 2.9%
Capri Holdings Ltd. (a)	6,143	190,863
PVH Corp.	2,233	194,628
Tapestry, Inc.	7,517	194,390
		579,881

TOTAL CONSUMER DISCRETIONARY		1,762,236

CONSUMER STAPLES - 6.8%
Food & Staples Retailing - 1.5%
U.S. Foods Holding Corp. (a)	7,515	298,120
Food Products - 3.1%
Conagra Brands, Inc.	11,905	322,030
Darling International, Inc. (a)	15,369	296,622
		618,652
Household Products - 1.3%
Spectrum Brands Holdings, Inc.	5,172	259,686
Tobacco - 0.9%
Altria Group, Inc.	3,775	169,082

TOTAL CONSUMER STAPLES		1,345,540

ENERGY - 7.3%
Energy Equipment & Services - 0.7%
Baker Hughes, A GE Co. Class A	6,685	143,059
Oil, Gas & Consumable Fuels - 6.6%
Cheniere Energy, Inc. (a)	4,993	307,319
Encana Corp. (Toronto)	40,912	160,281
Hess Corp.	4,720	310,340
Noble Energy, Inc.	14,118	271,913
Valero Energy Corp.	2,430	235,661
		1,285,514

TOTAL ENERGY		1,428,573

FINANCIALS - 19.4%
Banks - 3.3%
SunTrust Banks, Inc.	5,988	409,220
U.S. Bancorp	4,316	246,098
		655,318
Capital Markets - 9.1%
Ameriprise Financial, Inc.	2,192	330,751
Apollo Global Management LLC Class A	7,964	327,798
Lazard Ltd. Class A	5,789	216,103
LPL Financial	3,742	302,503
Northern Trust Corp.	4,195	418,158
Raymond James Financial, Inc.	2,229	186,099
		1,781,412
Consumer Finance - 5.0%
Capital One Financial Corp.	3,297	307,445
OneMain Holdings, Inc.	3,564	142,560
SLM Corp.	27,311	230,505
Synchrony Financial	8,707	307,967
		988,477
Insurance - 2.0%
American International Group, Inc.	4,499	238,267
Chubb Ltd.	956	145,714
		383,981

TOTAL FINANCIALS		3,809,188

HEALTH CARE - 5.3%
Biotechnology - 0.9%
Alexion Pharmaceuticals, Inc. (a)	1,749	184,345
Health Care Providers & Services - 3.3%
Centene Corp. (a)	4,962	263,383
Cigna Corp.	1,214	216,650
Humana, Inc.	562	165,340
		645,373
Pharmaceuticals - 1.1%
Jazz Pharmaceuticals PLC (a)	1,766	221,863

TOTAL HEALTH CARE		1,051,581

INDUSTRIALS - 13.6%
Aerospace & Defense - 2.1%
General Dynamics Corp.	771	136,313
Huntington Ingalls Industries, Inc.	1,191	268,761
		405,074
Airlines - 1.0%
American Airlines Group, Inc.	6,494	195,210
Commercial Services & Supplies - 1.3%
The Brink's Co.	3,131	266,010
Construction & Engineering - 2.8%
AECOM (a)	7,667	306,757
Williams Scotsman Corp. (a)	15,002	236,432
		543,189
Road & Rail - 1.5%
Knight-Swift Transportation Holdings, Inc. Class A	1,084	39,523
Ryder System, Inc.	5,454	265,228
		304,751
Trading Companies & Distributors - 4.9%
AerCap Holdings NV (a)	5,436	314,636
Ashtead Group PLC	5,657	172,057
Fortress Transportation & Infrastructure Investors LLC	9,293	147,294
HD Supply Holdings, Inc. (a)	1,481	58,559
Univar, Inc. (a)	12,334	264,688
		957,234

TOTAL INDUSTRIALS		2,671,468

INFORMATION TECHNOLOGY - 6.5%
Communications Equipment - 0.9%
CommScope Holding Co., Inc. (a)	15,160	169,792
Electronic Equipment & Components - 0.8%
Flextronics International Ltd. (a)	12,990	152,633
IT Services - 1.5%
Conduent, Inc. (a)	19,187	118,576
DXC Technology Co.	6,718	185,887
		304,463
Semiconductors & Semiconductor Equipment - 1.5%
Marvell Technology Group Ltd.	1,857	45,292
NXP Semiconductors NV	2,217	252,029
		297,321
Software - 1.8%
Micro Focus International PLC	9,677	132,819
SS&C Technologies Holdings, Inc.	4,220	219,482
		352,301

TOTAL INFORMATION TECHNOLOGY		1,276,510

MATERIALS - 4.1%
Chemicals - 2.3%
DowDuPont, Inc.	2,986	196,807
The Mosaic Co.	13,029	259,017
		455,824
Containers & Packaging - 1.8%
Crown Holdings, Inc. (a)	4,852	353,420

TOTAL MATERIALS		809,244

REAL ESTATE - 13.5%
Equity Real Estate Investment Trusts (REITs) - 11.4%
American Tower Corp.	1,173	255,808
CubeSmart	13,413	425,192
Douglas Emmett, Inc.	7,109	307,962
Equinix, Inc.	593	336,101
Equity Lifestyle Properties, Inc.	6,824	477,271
National Retail Properties, Inc.	7,575	446,243
		2,248,577
Real Estate Management & Development - 2.1%
CBRE Group, Inc. (a)	7,651	409,711

TOTAL REAL ESTATE		2,658,288

UTILITIES - 10.0%
Electric Utilities - 3.9%
FirstEnergy Corp.	15,894	767,996
Independent Power and Renewable Electricity Producers - 2.7%
Vistra Energy Corp.	19,683	532,031
Multi-Utilities - 3.4%
Sempra Energy	4,577	661,422

TOTAL UTILITIES		1,961,449

TOTAL COMMON STOCKS
(Cost $18,843,147)		19,510,838

Money Market Funds - 0.8%
Fidelity Cash Central Fund 1.83% (b)
(Cost $153,554)	153,524	153,554
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $18,996,701)		19,664,392
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,499
NET ASSETS - 100%		$19,665,891

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,454
Total	$2,454

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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